Income Tax Expense (Benefit) - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (benefit)
Current year	₩ 260,556	₩ 206,465	₩ 199,591
Adjustment for prior years	(67,985)	(59,484)	163,570
Current tax expense (benefit)	192,571	146,981	363,161
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	(1,112,066)	(842,529)	60,233
Change in unrecognized deferred tax assets	156,783	457,763	(38,053)
Deferred tax expense (benefit)	(955,283)	(384,766)	22,180
Income tax expense (benefit)	₩ (762,712)	₩ (237,785)	₩ 385,341